Related Party Transactions - Summary of Compensation of Key Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Share based compensation	$ 14,189	$ 7,399
Salaries, bonuses, benefits and directors' fees included in general and administrative expenses	3,739	2,639
Salaries, bonuses and benefits included in exploration expenditures	276	305
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	0	439
Total remuneration	18,204	10,782
Amount due to directors	$ 101	$ 111